Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 65,103	$ 45,944
General and administrative	15,918	9,874
Total operating expenses	81,021	55,818
Loss from operations	(81,021)	(55,818)
Other (expense) income:
Interest expense	(20,765)	(94)
Interest income	1,093	3,608
Change in fair value of Series F convertible preferred stock tranche liabilities	(999,987)
Change in fair value of assumed common stock warrant liabilities	(581,863)
Other income	760	1,041
Total other (expense) income	(1,600,762)	4,555
Net loss	(1,681,783)	(51,263)
Less: Net (loss) income attributable to non-controlling interest, net of tax of $0 for the years ended December 31, 2020 and 2019	(6)	20
Net loss attributable to common stockholders	(1,681,777)	(51,283)
Net loss	(1,681,783)	(51,263)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	(121)	121
Total comprehensive loss	(1,681,904)	(51,142)
Less: Comprehensive (loss) income attributable to non-controlling interest	(6)	20
Comprehensive loss attributable to common stockholders	$ (1,681,898)	$ (51,162)
Basic and Diluted net loss per share	$ (6.67)	$ (0.21)
Basic and Diluted weighted-average common shares outstanding	252,143,509	239,636,062